Intangible Assets, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Acquired Technology [Member] USD ($)	Jun. 30, 2013 Acquired Technology [Member] CNY	Jun. 30, 2012 Acquired Technology [Member] CNY	Jun. 30, 2011 Acquired Technology [Member] CNY	Jun. 30, 2013 Software [Member] USD ($)	Jun. 30, 2013 Software [Member] CNY	Jun. 30, 2012 Software [Member] CNY	Jun. 30, 2011 Software [Member] CNY	Jun. 30, 2013 Use Rights [Member] USD ($)	Jun. 30, 2013 Use Rights [Member] CNY	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] CNY
Gross carrying value	$ 82,402	505,733	501,926	505,608	$ 5,449	33,443	30,932	33,893	$ 12,413	76,183	75,357	76,078	$ 64,540	396,107	395,637	395,637
Less: Accumulated amortization and impairment loss	(75,278)	(462,008)	(130,101)	(107,143)
Intangible assets, net	$ 7,124	43,725	371,825	398,465